Note 20 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Lease, Expense	$ 49,544	$ 44,012
Due from Related Parties, Total	2,374	1,774
Minority Shareholders of Subsidiaries [Member]
Operating Lease, Expense	$ 4,350	$ 4,382
Lessee, Operating Lease, Term of Contract (Year)	10 years
Minority Shareholders of Subsidiaries [Member] | Minimum [Member]
Debt Instrument, Term (Year)	5 years
Minority Shareholders of Subsidiaries [Member] | Maximum [Member]
Debt Instrument, Term (Year)	10 years